Note Payable - Related Party - Additional Information (Details) (USD $)	1 Months Ended
	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Aug. 31, 2014
Note Payable Related Party [Line Items]
Exploration Licenses		$ 3,200,000
Notes Payable, Related Parties, Current		6,496,000	6,496,000
Chief Executive Officer | CAMAC International Limited (CIL)
Note Payable Related Party [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		27.70%
Promissory Note To Allied
Note Payable Related Party [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	25,000,000
Corporate Line Of Credit, Maximum Draw Capacity				10,000,000
Promissory Note To Allied | London Interbank Offered Rate (LIBOR)
Note Payable Related Party [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
Promissory Note To Allied | Subsequent Event
Note Payable Related Party [Line Items]
Corporate Line Of Credit, Maximum Draw Capacity					$ 25,000,000